Offerings	May 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% The Dow Chemical Co Notes Due May 15, 2031
Maximum Aggregate Offering Price	$ 748,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 103.30
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% The Dow Chemical Co Notes Due May 15, 2036
Maximum Aggregate Offering Price	$ 1,472,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 203.28
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% The Dow Chemical Co Notes Due May 15, 2056
Maximum Aggregate Offering Price	$ 1,938,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 267.64
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.